VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.5%
U.S. Treasury Notes 2.500%, 5/31/24	$ 1,000	$ 970
Total U.S. Government Security (Identified Cost $996)		970

Corporate Bonds and Notes—2.7%
Communication Services—0.6%
iHeartCommunications, Inc.
6.375%, 5/1/26	258	237
8.375%, 5/1/27	467	397
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	44
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	475
		1,153

Consumer Discretionary—0.2%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	92
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	272
		364

Consumer Staples—0.0%
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	4
Financials—0.2%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	198
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	189
		387

Health Care—0.2%
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)	85	42
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	9
144A 4.375%, 2/15/27(1)	260	220
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	121
		392

Industrials—0.6%
Icahn Enterprises LP 4.750%, 9/15/24	550	527
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	442
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	295	251
		1,220

Information Technology—0.1%
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	215	179
	Par Value	Value

Materials—0.3%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	$ 590	$ 511
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	95
		606

Real Estate—0.5%
iStar, Inc. 4.250%, 8/1/25	875	858
VICI Properties LP 144A 4.625%, 6/15/25(1)	70	67
		925

Total Corporate Bonds and Notes (Identified Cost $5,858)		5,230

Leveraged Loans—84.2%
Aerospace—3.7%
Air Canada (3 month LIBOR + 3.500%) 8.130%, 8/11/28(2)	267	263
Amentum Government Services Holdings LLC Tranche B-3 (6 month Term SOFR + 4.000%) 7.558% - 8.764%, 2/15/29(2)	657	638
American Airlines, Inc. (3 month LIBOR + 4.750%) 8.993%, 4/20/28(2)	390	388
Brown Group Holding LLC (1 month LIBOR + 2.500%) 6.884%, 6/7/28(2)	1,297	1,272
Kestrel Bidco, Inc. (1 month LIBOR + 3.000%) 7.354%, 12/11/26(2)	618	561
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 9.996%, 6/21/27(2)	968	994
TransDigm, Inc. Tranche F (3 month LIBOR + 2.250%) 6.980%, 12/9/25(2)	2,188	2,159
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 8.108%, 4/21/28(2)	816	804
		7,079

Chemicals—4.7%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 7.898%, 12/13/29(2)	885	864
Aruba Investments Holdings LLC First Lien (1 month LIBOR + 3.750%) 8.139%, 11/24/27(2)	535	519
Avient Corp. Tranche B-6 (3 month Term SOFR + 3.250%) 7.344%, 8/29/29(2)	352	351
Diamond BC B.V. Tranche B (3 month LIBOR + 2.750%) 7.165%, 9/29/28(2)	820	791
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.173%, 11/8/27(2)	2,538	2,494
Innophos Holdings, Inc. (1 month LIBOR + 3.250%) 7.634%, 2/5/27(2)	846	826
Starfruit Finco B.V. (3 month LIBOR + 2.750%) 7.165%, 10/1/25(2)	1,710	1,684
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Trinseo Materials Operating SCA 2018 (1 month LIBOR + 2.000%) 6.384%, 9/6/24(2)	$ 1,191	$ 1,154
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 8.500%, 9/22/28(2)	366	359
		9,042

Consumer Durables—0.6%
Zodiac Pool Solutions LLC (1 month Term SOFR + 2.100%) 6.423%, 1/29/29(2)	1,218	1,154
Consumer Non-Durables—1.7%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 9.920%, 12/8/28(2)	703	668
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 8.485%, 12/22/26(2)	1,131	1,074
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 8.384%, 6/30/24(2)	1,006	929
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 8.580%, 8/12/24(2)	659	568
		3,239

Energy—2.7%
AL GCX Holdings LLC (3 month Term SOFR + 3.900%) 7.565%, 5/17/29(2)	623	617
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 7.743%, 12/21/28(2)	1,068	1,014
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 9.230%, 6/17/27(2)	738	725
M6 ETX Holdings II Midco LLC (3 month Term SOFR + 4.650%) 9.158%, 9/19/29(2)	499	498
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 8.592%, 10/18/28(2)	842	833
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 7.924%, 10/5/28(2)	716	706
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 3.250%, 7/16/21(3)(4)	11	—
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 8.800%, 9/27/24(2)	927	924
		5,317

Financials—3.3%
Acrisure LLC 2020, Tranche B (1 month LIBOR + 3.500%) 7.884%, 2/15/27(2)	1,233	1,155
Asurion LLC
Tranche B-8 (1 month LIBOR + 3.250%) 7.634%, 12/23/26(2)	925	822
	Par Value	Value

Financials—continued
Tranche B-9 (1 month LIBOR + 3.250%) 7.634%, 7/31/27(2)	$ 543	$ 474
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 7.077%, 6/15/25(2)	1,145	1,114
Citadel Securities LP
2021 (1 month Term SOFR + 2.614%) 6.938%, 2/2/28(2)	1,512	1,481
Tranche B (1 month Term SOFR + 3.114%) 7.438%, 2/2/28(2)	176	173
Deerfield Dakota Holding LLC First Lien (1 month Term SOFR + 3.750%) 8.073%, 4/9/27(2)	1,175	1,096
		6,315

Food / Tobacco—4.2%
Aramark Services, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 6.134%, 3/11/25(2)	475	471
Tranche B-5 (1 month LIBOR + 2.500%) 6.884%, 4/6/28(2)	960	945
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 6.634%, 1/29/27(2)	1,117	1,085
H-Food Holdings LLC (1 month LIBOR + 3.688%) 8.071%, 5/23/25(2)	1,559	1,380
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 8.515%, 7/12/29(2)	1,075	1,036
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 7.884%, 9/23/27(2)	1,356	1,290
Sigma Bidco B.V. Tranche B-2 (6 month LIBOR + 3.000%) 5.899%, 7/2/25(2)	1,336	1,205
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 8.230%, 3/31/28(2)	675	625
		8,037

Forest Prod / Containers—3.3%
Anchor Glass Container Corp.
2017 (1-3 month LIBOR + 2.750%) 7.480% - 7.562%, 12/7/23(2)	711	514
2020 (3 month LIBOR + 5.000%) 9.730%, 12/7/23(2)	380	275
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.750%) 8.259%, 2/12/26(2)	965	853
Mauser Packaging Solutions Holding Co. (1 month LIBOR + 3.250%) 7.370%, 4/3/24(2)	1,550	1,511
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 7.634%, 1/31/25(2)	1,127	1,029
TricorBraun, Inc. (1 month LIBOR + 3.250%) 7.634%, 3/3/28(2)	823	784
Trident TPI Holdings, Inc.
Tranche B-1 (3 month LIBOR + 3.250%) 7.980%, 10/17/24(2)	1,026	1,012

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Tranche B-3, First Lien (3 month LIBOR + 4.000%) 8.730%, 9/15/28(2)	$ 400	$ 384
		6,362

Gaming / Leisure—5.5%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 7.134%, 12/23/24(2)	1,502	1,497
Carnival Corp.
2021, Tranche B (1 month LIBOR + 3.250%) 6.127%, 10/18/28(2)	469	438
Tranche B (1 month LIBOR + 3.000%) 7.384%, 6/30/25(2)	605	579
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 11.884%, 5/1/28(2)	644	642
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 8.323%, 1/26/29(2)	1,109	1,052
Flutter Entertainment plc 2028, Tranche B (3 month LIBOR + 4.000%) 0.000%, 7/22/28(2)(5)	545	542
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 8.730%, 4/26/28(2)	879	839
Playa Resorts Holding B.V. (3 month Term SOFR + 4.250%) 8.580%, 1/5/29(2)	2,159	2,147
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.753%, 11/1/26(2)	264	258
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 7.417%, 4/13/29(2)	1,324	1,303
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 7.110%, 4/29/26(2)	1,394	1,374
		10,671

Health Care—10.6%
Agiliti Health, Inc.
(1 month LIBOR + 2.750%) 6.875%, 1/4/26(2)	461	449
(1 month LIBOR + 2.750%) 6.875%, 1/4/26(2)	202	196
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 7.634%, 9/29/28(2)	1,022	998
Endo Luxembourg Finance Co. I S.a.r.l. 2021 (3 month PRIME + 6.000%) 13.500%, 3/27/28(2)(6)	530	422
Envision Healthcare Corp.
(1 month Term SOFR + 8.025%) 12.605%, 3/31/27(2)	91	81
(3 month Term SOFR + 3.750%) 8.330%, 3/31/27(2)	756	189
(3 month Term SOFR + 4.250%) 8.830%, 3/31/27(2)	317	108
eResearchTechnology, Inc. First Lien (1 month LIBOR + 4.500%) 8.884%, 2/4/27(2)	623	548
	Par Value	Value

Health Care—continued
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 8.730%, 10/1/27(2)	$ 1,069	$ 1,000
Heartland Dental LLC (1 month LIBOR + 3.750%) 8.134%, 4/30/25(2)	755	696
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 8.980%, 8/19/28(2)	512	501
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 8.165%, 11/16/25(2)	947	891
Medline Borrower LP (1 month LIBOR + 3.250%) 7.634%, 10/23/28(2)	1,009	958
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 9.875%, 4/22/27(2)	679	555
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 8.230%, 11/30/27(2)	1,113	1,053
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 7.134%, 2/14/25(2)	1,507	1,403
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.600%) 6.923%, 4/20/29(2)	1,040	1,032
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 7.634%, 3/5/26(2)	299	280
Tranche B-3 (1 month LIBOR + 3.500%) 7.884%, 3/5/26(2)	809	759
Phoenix Newco, Inc. First Lien (1 month LIBOR + 3.250%) 7.634%, 11/15/28(2)	705	678
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 8.735%, 6/22/26(2)	640	429
R1 RCM, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.323%, 6/21/29(2)	1,362	1,345
Select Medical Corp. Tranche B (1 month LIBOR + 2.500%) 6.890%, 3/6/25(2)	1,343	1,313
Southern Veterinary Partners LLC First Lien (1 month LIBOR + 4.000%) 8.384%, 10/5/27(2)	1,228	1,174
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 8.480%, 10/1/26(2)	526	503
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 8.050%, 8/31/26(2)	1,152	1,136
Team Health Holdings, Inc. (1 month Term SOFR + 5.250%) 9.573%, 3/2/27(2)	398	297
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.092%, 11/20/26(2)	262	225
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.134%, 7/2/25(2)	1,398	1,228
		20,447

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Housing—2.7%
American Builders & Contractors Supply Co., Inc. (1 month LIBOR + 2.000%) 6.384%, 1/15/27(2)	$ 1,072	$ 1,061
Chariot Buyer LLC (1 month LIBOR + 3.250%) 7.634%, 11/3/28(2)	712	670
CPG International LLC (1 month Term SOFR + 2.600%) 6.923%, 4/28/29(2)	1,247	1,209
Quikrete Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.000%) 7.384%, 3/18/29(2)	1,226	1,215
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 7.884%, 6/2/28(2)	1,130	1,078
2022 (1 month Term SOFR + 3.600%) 7.923%, 6/2/28(2)	74	71
		5,304

Information Technology—12.4%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.080%, 9/18/26(2)	1,491	1,483
2027, Second Lien (3 month Term SOFR + 6.750%) 11.330%, 9/19/27(2)	747	739
Barracuda Networks, Inc. First Lien (3 month Term SOFR + 4.500%) 8.594%, 8/15/29(2)	1,000	963
BMC Software 2021 (1 month LIBOR + 3.750%) 8.134%, 10/2/25(2)	1,433	1,370
CCC Intelligent Solutions, Inc. Tranche B (1 month LIBOR + 2.250%) 6.634%, 9/21/28(2)	1,307	1,294
CDK Global, Inc. (3 month Term SOFR + 4.500%) 9.080%, 7/6/29(2)	425	421
ConnectWise LLC (3 month LIBOR + 3.500%) 7.884%, 9/29/28(2)	837	793
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 7.634%, 7/30/27(2)	968	927
Go Daddy Operating Co. LLC Tranche B-5 (1 month Term SOFR + 3.250%) 7.573%, 11/9/29(2)	1,589	1,585
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 8.384%, 12/1/27(2)	698	668
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 7.884%, 7/1/24(2)	2,005	1,975
Infinite Bidco LLC
First Lien (3 month LIBOR + 3.250%) 7.980%, 3/2/28(2)	827	791
Second Lien (3 month LIBOR + 7.000%) 11.730%, 3/2/29(2)	290	265
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 9.480%, 4/1/28(2)	212	200
Open Text Corp. (3 month LIBOR + 3.750%) 0.000%, 8/25/29(2)	955	932
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 7.634%, 3/10/28(2)	594	561
Proofpoint, Inc. (3 month LIBOR + 3.250%) 7.985%, 8/31/28(2)	1,163	1,116
	Par Value	Value

Information Technology—continued
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 7.384%, 4/24/28(2)	$ 1,242	$ 1,178
Sophia LP Tranche B (1 month LIBOR + 3.500%) 8.230%, 10/7/27(2)	965	930
Tenable, Inc. (3 month LIBOR + 2.750%) 7.165%, 7/7/28(2)	1,154	1,120
Uber Technologies, Inc. 2021 (3 month LIBOR + 3.500%) 8.235%, 2/25/27(2)	1,530	1,526
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 8.998%, 5/3/27(2)	55	50
2021-2, First Lien (3 month LIBOR + 3.250%) 6.998%, 5/4/26(2)	2,276	2,162
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 6.892%, 3/2/27(2)	1,034	995
		24,044

Manufacturing—6.0%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 7.409%, 10/8/27(2)	969	949
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 9.480%, 6/23/28(2)	948	899
Second Lien (3 month LIBOR + 8.250%) 12.980%, 6/25/29(2)	400	352
Chart Industries, Inc. Tranche B (3 month LIBOR + 4.000%) 0.000%, 12/7/29(2)(5)	710	702
Circor International, Inc. (1 month LIBOR + 5.500%) 9.884%, 12/20/28(2)	989	955
Filtration Group Corp.
(1 month LIBOR + 3.000%) 7.384%, 3/31/25(2)	1,466	1,449
2021 (1 month LIBOR + 3.500%) 7.884%, 10/21/28(2)	356	348
Gates Global LLC
Tranche B-3 (1 month LIBOR + 2.500%) 6.884%, 3/31/27(2)	1,541	1,506
Tranche B-4 (1 month Term SOFR + 3.500%) 7.823%, 11/16/29(2)	374	371
NCR Corp. (3 month LIBOR + 2.500%) 6.920%, 8/28/26(2)	1,370	1,325
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.173%, 2/23/29(2)	914	881
Star U.S. Bidco LLC (3 month LIBOR + 4.250%) 8.980%, 3/17/27(2)	933	887
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 8.151%, 3/28/25(2)	1,064	992
		11,616

Media / Telecom - Broadcasting—0.9%
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 7.384%, 5/1/26(2)	1,264	1,156

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—continued
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.500%) 6.884%, 9/18/26(2)	$ 661	$ 655
		1,811

Media / Telecom - Cable/Wireless Video—1.4%
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.820%, 1/17/28(2)	1,564	1,464
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.384%, 8/2/27(2)	690	670
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 6.818%, 1/31/28(2)	620	609
		2,743

Media / Telecom - Diversified Media—3.0%
Cinemark USA, Inc. (1-3 month LIBOR + 1.750%) 6.140% - 6.480%, 3/31/25(2)	1,220	1,171
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 7.915%, 8/21/26(2)	1,044	949
Delta 2 Lux S.a.r.l. Tranche B (1 month Term SOFR + 3.250%) 7.573%, 1/15/30(2)	500	500
Dotdash Meredith, Inc. Tranche B (1 month Term SOFR + 4.100%) 8.224%, 12/1/28(2)	746	642
McGraw-Hill Education, Inc. (3 month LIBOR + 4.750%) 8.316%, 7/28/28(2)	1,288	1,209
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.000%) 8.822%, 4/11/29(2)	455	405
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.140%, 5/18/25(2)	950	927
		5,803

Media / Telecom - Telecommunications—2.4%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 7.875%, 10/2/27(2)	646	568
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 6.134%, 3/1/27(2)	2,026	1,938
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 7.165%, 7/31/25(2)	961	909
Tranche B-12 (3 month LIBOR + 3.688%) 7.767%, 1/31/26(2)	525	485
West Corp.
Tranche B (3 month LIBOR + 4.000%) 8.415%, 10/10/24(2)	434	399
Tranche B-1 (3 month LIBOR + 3.500%) 7.915%, 10/10/24(2)	395	362
		4,661

	Par Value	Value

Metals / Minerals—0.2%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 7.748%, 7/31/26(2)	$ 491	$ 473
Retail—1.6%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 7.239%, 11/8/27(2)	1,019	984
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.134%, 3/6/28(2)	1,281	1,228
PetsMart LLC (1 month LIBOR + 3.750%) 8.130%, 2/11/28(2)	681	665
Rising Tide Holdings, Inc. First Lien (3 month LIBOR + 4.750%) 9.485%, 6/1/28(2)(3)	561	253
		3,130

Service—8.9%
Allied Universal Holdco LLC (1 month Term SOFR + 3.850%) 8.173%, 5/12/28(2)	563	534
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 8.258%, 7/27/28(2)	616	586
BrightView Landscapes LLC Tranche B (1 month Term SOFR + 3.250%) 7.573%, 4/20/29(2)	1,293	1,243
Carlisle Foodservice Products, Inc. First Lien (3 month LIBOR + 3.000%) 6.566%, 3/20/25(2)	1,030	916
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 7.639%, 2/6/26(2)	1,360	1,346
DXP Enterprises, Inc. (3 month Term SOFR + 5.350%) 9.955%, 12/23/27(2)	747	709
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 8.930%, 10/30/26(2)	740	718
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 8.890%, 1/29/26(2)	819	807
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 7.730%, 11/23/28(2)	1,530	1,484
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 8.134%, 2/1/28(2)	1,515	1,476
Pike Corp.
2028 (1 month LIBOR + 3.000%) 7.390%, 1/21/28(2)	1,141	1,124
2028, Tranche B (1 month Term SOFR + 3.500%) 7.823%, 1/21/28(2)	145	143
PODS LLC (1 month LIBOR + 3.000%) 7.384%, 3/31/28(2)	1,252	1,182
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 7.634%, 12/31/25(2)	1,066	1,036
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.250%) 7.634%, 2/10/29(2)	1,502	1,458
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 8.688%, 8/7/28(2)	705	652

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
Weld North Education LLC 2021 (1 month LIBOR + 3.750%) 8.134%, 12/21/27(2)	$ 1,022	$ 1,000
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 6.634%, 3/31/28(2)	791	785
		17,199

Transportation - Automotive—1.7%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 7.634%, 4/30/26(2)	812	794
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 6.384%, 11/2/23(2)	937	915
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 8.500%, 5/4/28(2)	980	932
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 8.165%, 10/28/27(2)	785	689
		3,330

Utilities—2.7%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.134%, 8/1/25(2)	2,330	2,294
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 6.384%, 1/15/25(2)	1,034	1,031
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 6.384%, 8/12/26(2)	437	431
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 9.438%, 2/23/29(2)	320	317
Tranche C (1 month Term SOFR + 5.000%) 9.438%, 2/23/29(2)	41	40
Lightstone HoldCo LLC
Tranche B (1 month Term SOFR + 5.750%) 10.073%, 1/29/27(2)	1,209	1,104
Tranche C (1 month Term SOFR + 5.750%) 10.073%, 1/29/27(2)	68	62
		5,279

Total Leveraged Loans (Identified Cost $169,975)		163,056

	Shares
Common Stocks—0.8%
Communication Services—0.1%
iHeartMedia, Inc. Class A(7)	11,099	68
Consumer Discretionary—0.4%
Libbey Glass, Inc.(3)(7)	40,573	365
NMG Parent LLC(3)(7)	3,033	440
		805

	Shares	Value

Energy—0.3%
Covia Holdings LLC(7)	48,743	$ 634
Total Common Stocks (Identified Cost $666)		1,507

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(3)(7)	152,810	183
Total Rights (Identified Cost $130)		183

Total Long-Term Investments—88.3% (Identified Cost $177,625)		170,946

Short-Term Investments—11.0%
Money Market Mutual Fund—9.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(8)	18,368,059	18,368
Total Money Market Mutual Fund (Identified Cost $18,368)		18,368

	Par Value
U.S. Government Securities—1.5%
U.S. Treasury Bills
0.000%, 2/9/23(9)	$ 950	946
0.000%, 4/6/23(9)	950	940
0.000%, 5/18/23(9)	1,000	983
Total U.S. Government Securities (Identified Cost $2,878)		2,869

Total Short-Term Investments (Identified Cost $21,246)		21,237

TOTAL INVESTMENTS—99.3% (Identified Cost $198,871)		$192,183
Other assets and liabilities, net—0.7%		1,337
NET ASSETS—100.0%		$193,520

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities amounted to a value of $3,211 or 1.7% of net assets.

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
(2)	Variable rate security. Rate disclosed is as of December 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(5)	This loan will settle after December 31, 2022, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(9)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Country Weightings†
United States	92%
Netherlands	2
Canada	2
Luxembourg	1
France	1
Spain	1
Panama	1
Total	100%
† % of total investments as of December 31, 2022.

As of December 31, 2022, the Fund had the following unfunded loan commitments:
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$5,230	$—	$5,230	$—
Leveraged Loans	163,056	—	162,803	253
U.S. Government Securities	3,839	—	3,839	—
Equity Securities:
Rights	183	—	—	183
Common Stocks	1,507	68	634	805
Money Market Mutual Fund	18,368	18,368	—	—
Total Investments	$192,183	$18,436	$172,506	$1,241
Securities held by the Fund with an end of period value of $618 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Common Stocks	Right
Investments in Securities
Balance as of September 30, 2022:	$ 714	$—	$ 531	$ 183
Net Change in unrealized appreciation (depreciation)(a)	(91)	—	(91)	—
Transfers into Level 3(b)	618	253	365	—
Balance as of December 31, 2022	$ 1,241	$ 253	$ 805	$ 183
(a) The net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022, was $(91).
(b) “Transfers into and/or from” represent the ending value as of December 31, 2022, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS NEWFLEET SENIOR FLOATING RATE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The  Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fundcalculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.